Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs, Outstanding at the beginning of the year | shares	8,827,092
Weighted-Average Grant Date Fair Value, Outstanding at the beginning of the year | $ / shares	$ 3.13
Number of RSUs, Granted during the period | shares	4,518,634
Weighted-Average Grant Date Fair Value, Granted during the period | $ / shares	$ 2.14
Number of RSUs, Vested during the period | shares	(1,533,878)
Weighted-Average Grant Date Fair Value, Vested during the period | $ / shares	$ 2.9
Number of RSUs, Forfeited during the period | shares	(76,332)
Weighted-Average Grant Date Fair Value, Forfeited during the period | $ / shares	$ 2.67
Number of RSUs outstanding at the end of the year | shares	11,735,516
Weighted-Average Grant Date Fair Value, RSUs outstanding at the end of the year | $ / shares	$ 2.79